Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Future Rentals on Non-Cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2011:

	Compressor
	Pad and Roads	End pad	Total
2012	$2,250	$600	$2,850
2013	—	600	600
2014	—	600	600
2015	—	600	600
2016	—	600	600
Thereafter	—	3,300	3,300

Total minimum future rentals	$2,250	$6,300	$8,550